STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Summary of Shares Issued and Held in Treasury or Outstanding

The following table presents shares that were issued and were held in treasury or were outstanding at June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015
Class A common stock – issued	8,593,027	8,421,060
Class A common stock – held in treasury	(1,271,043)	(1,271,043)

Class A common stock – outstanding	7,321,984	7,150,017

Class B common stock – issued	1,132,334	1,296,613
Class B common stock – held in treasury	(234,903)	(234,903)

Class B common stock – outstanding	897,431	1,061,710

At December 31, 2015 and 2014, the following table presents shares that were issued and were held in treasury or were outstanding:

	2015	2014
Class A common stock – issued	8,421,060	6,003,844
Class A common stock – held in treasury	(1,271,043)	(1,271,043)

Class A common stock – outstanding	7,150,017	4,732,801

Class B common stock – issued	1,296,613	1,569,613
Class B common stock – held in treasury	(234,903)	(234,903)

Class B common stock – outstanding	1,061,710	1,334,710

Components of Accumulated Other Comprehensive Income

Components of accumulated other comprehensive income as of June 30, 2016 and December 31, 2015 were as follows:

	Available-for- Sale Securities	Held-to- Maturity Securities	Accumulated Other Comprehensive Income
June 30, 2016
Net unrealized or unamortized gains (losses)	$397	$(3,199)	$(2,802)
Tax effect	(152)	1,222	1,070

	$245	$(1,977)	$(1,732)

December 31, 2015
Net unrealized or unamortized gains (losses)	$(343)	$(3,491)	$(3,834)
Tax effect	128	1,335	1,463

	$(215)	$(2,156)	$(2,371)

Components of accumulated other comprehensive income as of December 31, 2015 and 2014 were as follows:

	Available-for-Sale Securities	Held-to-Maturity Securities	Accumulated Other Comprehensive Income
December 31, 2015
Net unrealized or unamortized gains (losses)	$(343)	$(3,491)	$(3,834)
Tax effect	128	1,335	1,463

	$(215)	$(2,156)	$(2,371)

December 31, 2014
Net unrealized or unamortized gains (losses)	$571	$(4,258)	$(3,687)
Tax effect	(222)	1,628	1,406

	$349	$(2,630)	$(2,281)